Investment Objectives and Goals - Tarkio Fund	Sep. 28, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tarkio Fund’s investment objective is long-term growth of capital.